CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY - USD ($)	Class A Common Stock	Class B Common Stock	Additional Paid in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance, beginning at Nov. 06, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Balance, beginning (in shares) at Nov. 06, 2018	0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Issuance of Class B common stock to Sponsor		$ 863	24,137		25,000
Issuance of Class B common stock to Sponsor (in shares)		8,625,000
Net (loss) income				(2,750)	(2,750)
Balance, ending at Dec. 31, 2018		$ 863	24,137	(2,750)	22,250
Balance, ending (in shares) at Dec. 31, 2018		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discount and offering costs	$ 3,000		282,866,510		282,869,510
Sale of Units, net of underwriting discount and offering costs (in shares)	30,000,000
Sale of Private Placement Warrants			9,000,000		9,000,000
Common stock subject to possible redemption	$ (2,873)		(287,295,047)		(287,297,920)
Common stock subject to possible redemption (in shares)	(28,729,792)
Net (loss) income				406,165	406,165
Balance, ending at Mar. 31, 2019	$ 127	$ 863	4,595,600	403,415	5,000,005
Balance, ending (in shares) at Mar. 31, 2019	1,270,208	8,625,000
Balance, beginning at Dec. 31, 2018		$ 863	24,137	(2,750)	22,250
Balance, beginning (in shares) at Dec. 31, 2018		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					2,646,138
Balance, ending at Sep. 30, 2019	$ 107	$ 764	2,355,745	2,643,388	5,000,004
Balance, ending (in shares) at Sep. 30, 2019	1,065,717	7,639,330
Balance, beginning at Dec. 31, 2018		$ 863	24,137	(2,750)	22,250
Balance, beginning (in shares) at Dec. 31, 2018		8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Sale of Units, net of underwriting discount and offering costs	$ 3,056		288,133,146		288,136,202
Sale of Units, net of underwriting discount and offering costs (in shares)	30,557,322
Sale of Private Placement Warrants			9,111,465		9,111,465
Forfeiture of Class B common stock by Sponsor		$ (99)	99
Forfeiture of Class B common stock by Sponsor (in shares)		(985,670)
Common stock subject to possible redemption	$ (2,958)		(295,745,152)		(295,748,110)
Common stock subject to possible redemption (in shares)	(29,574,811)
Net (loss) income				3,478,202	3,478,202
Balance, ending at Dec. 31, 2019	$ 98	$ 764	1,523,695	3,475,452	5,000,009
Balance, ending (in shares) at Dec. 31, 2019	982,511	7,639,330
Balance, beginning at Mar. 31, 2019	$ 127	$ 863	4,595,600	403,415	5,000,005
Balance, beginning (in shares) at Mar. 31, 2019	1,270,208	8,625,000
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ (66)		(6,545,914)		(6,545,980)
Change in value of common stock subject to possible redemption (in shares)	(654,598)
Sale of Units, net of underwriting discount and offering costs	$ 56		5,266,636		5,266,692
Sale of Units, net of underwriting discount and offering costs (in shares)	557,322
Sale of Private Placement Warrants			111,465		111,465
Forfeiture of Class B common stock by Sponsor		$ (99)	99
Forfeiture of Class B common stock by Sponsor (in shares)		(985,670)
Net (loss) income				1,167,827	1,167,827
Balance, ending at Jun. 30, 2019	$ 117	$ 764	3,427,886	1,571,242	5,000,009
Balance, ending (in shares) at Jun. 30, 2019	1,172,932	7,639,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ (10)		(1,072,141)		(1,072,151)
Change in value of common stock subject to possible redemption (in shares)	(107,215)
Net (loss) income				1,072,146	1,072,146
Balance, ending at Sep. 30, 2019	$ 107	$ 764	2,355,745	2,643,388	5,000,004
Balance, ending (in shares) at Sep. 30, 2019	1,065,717	7,639,330
Balance, beginning at Dec. 31, 2019	$ 98	$ 764	1,523,695	3,475,452	5,000,009
Balance, beginning (in shares) at Dec. 31, 2019	982,511	7,639,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ 0	$ 0	(11,240)	0	(11,240)
Change in value of common stock subject to possible redemption (in shares)	(1,124)	0
Net (loss) income	$ 0	$ 0	0	11,236	11,236
Balance, ending at Mar. 31, 2020	$ 98	$ 764	1,512,455	3,486,688	5,000,005
Balance, ending (in shares) at Mar. 31, 2020	981,387	7,639,330
Balance, beginning at Dec. 31, 2019	$ 98	$ 764	1,523,695	3,475,452	5,000,009
Balance, beginning (in shares) at Dec. 31, 2019	982,511	7,639,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income					(11,147)
Balance, ending at Sep. 30, 2020	$ 98	$ 764	1,534,835	3,464,305	5,000,002
Balance, ending (in shares) at Sep. 30, 2020	983,625	7,639,330
Balance, beginning at Mar. 31, 2020	$ 98	$ 764	1,512,455	3,486,688	5,000,005
Balance, beginning (in shares) at Mar. 31, 2020	981,387	7,639,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ (1)	$ 0	(144,809)	0	(144,810)
Change in value of common stock subject to possible redemption (in shares)	(14,481)	0
Net (loss) income	$ 0	$ 0	0	144,812	144,812
Balance, ending at Jun. 30, 2020	$ 97	$ 764	1,367,646	3,631,500	5,000,007
Balance, ending (in shares) at Jun. 30, 2020	966,906	7,639,330
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Change in value of common stock subject to possible redemption	$ 1		167,189		167,190
Change in value of common stock subject to possible redemption (in shares)	16,719
Net (loss) income				(167,195)	(167,195)
Balance, ending at Sep. 30, 2020	$ 98	$ 764	$ 1,534,835	$ 3,464,305	$ 5,000,002
Balance, ending (in shares) at Sep. 30, 2020	983,625	7,639,330